DEBT - Outstanding Debt (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2016	Sep. 30, 2016	Dec. 31, 2015
Current
Revolving facility and other short-term borrowings	$ 407,500,000		$ 653,000,000
Current maturities of long-term debt	506,250,000		150,000,000
Less: unamortized debt issuance costs	(2,340,000)		(2,129,000)
Current maturities of long-term debt, net of unamortized debt issuance costs	503,910,000		147,871,000
Current debt, net of unamortized debt issuance costs	911,410,000		800,871,000
Long-Term
Senior notes	800,000,000
Less: unamortized debt issuance costs	(5,827,000)
Less: current maturities of long-term debt	(506,250,000)		(150,000,000)
Long-term debt	$ 1,287,923,000		1,791,832,000
Minimum
Long-Term
Senior notes, interest rate	4.15%
Maximum
Long-Term
Senior notes, interest rate	5.30%
First Senior Notes
Long-Term
Senior notes	$ 800,000,000		800,000,000
Second Senior Notes
Long-Term
Senior notes	$ 200,000,000		200,000,000
Semi annually fixed rate payable	4.53%
Term Loan | Term Loan Two
Long-Term
Second Term Loan: $500,000 term loan (interest at LIBOR plus a floating margin)	$ 500,000,000	$ 500,000,000	500,000,000
Interest rate terms	Interest at LIBOR plus an applicable floating margin
Term Loan | Term Loan One
Long-Term
Term Loan: $1,000,000 term loan (interest at LIBOR plus a floating margin)	$ 300,000,000		$ 450,000,000
Second Term Loan: $500,000 term loan (interest at LIBOR plus a floating margin)	$ 1,000,000,000
Interest rate terms	Interest at LIBOR plus an applicable floating margin